Offerings	Aug. 05, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Maximum Aggregate Offering Price	$ 2,262,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 333.87
Offering Note
1	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $7,407,000.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Maximum Aggregate Offering Price	$ 5,145,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 759.4
Offering Note
2	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $7,407,000.